Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 9,315	€ 10,668
Additions	654	1,176
Deductions	(1,099)	(1,351)
Changes with effect to OCI	(69)	382
Currency translation differences	(247)	611
Change in scope of consolidation	348	(1,951)
Other changes	(441)	(220)
Deferred tax liability (asset) at end of year	8,461	9,315
Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(14,960)	(17,150)
Additions	(2,161)	(2,215)
Deductions	2,565	2,532
Changes with effect to OCI	223	(147)
Currency translation differences	213	(610)
Change in scope of consolidation	(183)	2,279
Other changes	394	351
Deferred tax liability (asset) at end of year	(13,909)	(14,960)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	6,170	8,604
Additions	639	464
Deductions	(861)	(2,409)
Currency translation differences	(68)	165
Change in scope of consolidation	13	(549)
Other changes	(225)	(105)
Deferred tax liability (asset) at end of year	5,668	6,170
Deferred tax assets before offsetting net of accumulated write-down provisions
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(8,790)	(8,546)
Additions	(1,522)	(1,751)
Deductions	1,704	123
Changes with effect to OCI	223	(147)
Currency translation differences	145	(445)
Change in scope of consolidation	(170)	1,730
Other changes	169	246
Deferred tax liability (asset) at end of year	€ (8,241)	€ (8,790)